ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Balance Sheets) (Details) (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	127,662,057	127,662,057
Common stock, shares outstanding	124,395,645	119,942,413
Treasury stock, shares	3,266,412	7,719,644
Parent Company [Member]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	127,662,057	127,662,057
Common stock, shares outstanding	124,395,645	119,942,413
Treasury stock, shares	3,266,412	7,719,644